Quarterly Financial Data (Unaudited) - Summary of Quarterly Financial Data (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
Interest Income	$ 5,401	$ 5,435	$ 5,484	$ 5,336	$ 5,430	$ 5,235	$ 5,173	$ 5,300	$ 21,656	$ 21,138	$ 20,584
Net Interest Income	4,987	4,997	5,045	4,898	4,922	4,677	4,592	4,692	19,927	18,883	17,606
Net Income	$ 1,439	$ 1,507	$ 1,522	$ 1,416	$ 1,224	$ 1,407	$ 1,247	$ 1,362	$ 5,884	$ 5,240	$ 4,547
Basic Earnings Per Share	$ 0.53	$ 0.55	$ 0.55	$ 0.52	$ 0.45	$ 0.51	$ 0.45	$ 0.50	$ 2.15	$ 1.91	$ 1.66
Diluted Earnings Per Share	$ 0.53	$ 0.55	$ 0.55	$ 0.52	$ 0.45	$ 0.51	$ 0.45	$ 0.50	$ 2.15	$ 1.91	$ 1.66